Revenue, Other Income and Gains - Summary of Amounts of Transaction Prices Allocated to Remaining Performance Obligations (Unsatisfied or Partially Unsatisfied) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	$ 308,767	$ 330,085
Within 1 year
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	56,139	55,014
1 - 2 years
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	56,139	55,014
2 - 3 years
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	56,139	55,014
3 - 4 years
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	56,139	55,014
After 4 years
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	$ 84,211	$ 110,029